Earnings per share - Diluted earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Diluted earnings per share [abstract]
Net loss for the year	$ (84,634)	$ (16,499)
Average number of common shares outstanding during the year	257,914,589	242,763,558
"In the money" warrants outstanding during the year	0
"In the money" options outstanding during the year	0
Total	257,914,589	242,763,558
Loss per share—diluted	$ (0.33)	$ (0.07)